Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program designed to protect the confidentiality, integrity, and availability of our critical systems, networks, and information. Our cybersecurity risk management program includes a cybersecurity incident response plan and cybersecurity controls.  Our cybersecurity risk management program is assessed annually by independent third-party auditors. Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes.

Our cybersecurity risk management program includes:

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risk assessments designed to help identify, manage and address material cybersecurity risks to our critical systems, networks, information, products, services, and broader enterprise information technology environment;

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a cybersecurity management team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our cybersecurity controls, and (3) our response to cybersecurity threats and incidents;

•	the use of third-party service providers, where appropriate, to assess, test, or otherwise assist with aspects of our security controls;

•	a risk management process for third-party service providers and suppliers and vendors;

•	cybersecurity awareness training of our employees, incident response personnel, and senior management; and

•	a cybersecurity incident response plan that includes procedures for responding to cybersecurity threats and incidents.

With respect to our third-party risk management processes, we generally seek to impose certain cybersecurity requirements on critical third parties with whom we do business. Although we employ third-party due diligence, onboarding, and other procedures designed to assess the data protection, data privacy, and cybersecurity practices of third-party service providers, suppliers and vendors (including risk assessments and contractual protections), our ability to monitor such practices is limited, we do not control their cyber risk management and there can be no assurance that we will detect, prevent, mitigate, or remediate the risk of any weakness, compromise, or failure in the systems, networks, and information owned or controlled by such third parties. When we do become aware that a third-party service provider, supplier, or vendor has experienced any compromise or failure, we attempt to mitigate our risk, which may include termination of such third party’s connections to our systems, networks and information where we deem it to be appropriate

For the year ended December 31, 2024, and as of the date of this report, we have not identified cybersecurity incidents that have materially affected us, including our operations, business strategy, results of operations, or financial condition. Despite our efforts to prevent, detect, mitigate, and remediate cybersecurity incidents, complete protection in the field of cybersecurity cannot be guaranteed and we can make no assurances that we have not experienced an undetected cybersecurity incident, including an incident that may have been material. For more information, see the Risk Factor titled – “Our business and financial performance may be materially adversely affected by information technology issues, data breaches, cyber-attacks and other similar incidents, as well as insufficient cybersecurity and other business disruptions.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and implemented a cybersecurity risk management program designed to protect the confidentiality, integrity, and availability of our critical systems, networks, and information. Our cybersecurity risk management program includes a cybersecurity incident response plan and cybersecurity controls. Our cybersecurity risk management program is assessed annually by independent third-party auditors. Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	For the year ended December 31, 2024, and as of the date of this report, we have not identified cybersecurity incidents that have materially affected us, including our operations, business strategy, results of operations, or financial condition. Despite our efforts to prevent, detect, mitigate, and remediate cybersecurity incidents, complete protection in the field of cybersecurity cannot be guaranteed and we can make no assurances that we have not experienced an undetected cybersecurity incident, including an incident that may have been material. For more information, see the Risk Factor titled – “Our business and financial performance may be materially adversely affected by information technology issues, data breaches, cyber-attacks and other similar incidents, as well as insufficient cybersecurity and other business disruptions.”
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance

Our board of directors considers cybersecurity risk as part of its overall enterprise risk management function and oversees management’s implementation of our cybersecurity risk management program. As part of such oversight, our board of directors receives reports from management and our internal auditor on our cybersecurity risks. In addition, management updates our board of directors, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. In addition, at least once a year, our board of directors receives a report from management on the topic.

Our cybersecurity risk management team is led by our Chief Information Officer, or the CIO, and Chief Information Security Officer, of CISO. The team is responsible for detecting, assessing and managing our material risks from cybersecurity threats and incidents. Our CIO runs and oversees the cybersecurity risk management program, reports to our COO. Our CISO is reporting to our CIO and has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained third-party cybersecurity consultants. Our CISO has extensive experience working in management roles related to cybersecurity and risk in various high-technology global companies, as well as industry certifications such as the International Information System Security Certification Consortium’s Certified Information Systems Security Professional certification (also known as ISC² CISSP). Additionally, our CIO has over 2 decades of extensive experience in management roles across information systems, information technology, and information security.

Our CISO and CIO periodically report directly to our board of directors on our cybersecurity risk management program and efforts to prevent, detect, mitigate, and remediate cybersecurity-related risks and incidents. In addition, we have an escalation process in place designed to inform senior management and, based on management’s assessment of risk, our board of directors of material cybersecurity-related risks and incidents.

Our cybersecurity management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal cybersecurity personnel; periodic war games to prepare for  data breaches, cyber-attacks, and other similar incidents; cybersecurity awareness trainings; periodic fraud risk assessments; containment and incident response tools; threat intelligence and other information obtained from governmental, public or private sources, including third-party consultants engaged by us; and alerts and reports produced by cybersecurity tools deployed in the information technology environment.  Our cybersecurity management team actively engages with industry groups for benchmarking and awareness of best practices.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors considers cybersecurity risk as part of its overall enterprise risk management function and oversees management’s implementation of our cybersecurity risk management program.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	As part of such oversight, our board of directors receives reports from management and our internal auditor on our cybersecurity risks. In addition, management updates our board of directors, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. In addition, at least once a year, our board of directors receives a report from management on the topic.
Cybersecurity Risk Role of Management [Text Block]
Our cybersecurity risk management team is led by our Chief Information Officer, or the CIO, and Chief Information Security Officer, of CISO. The team is responsible for detecting, assessing and managing our material risks from cybersecurity threats and incidents. Our CIO runs and oversees the cybersecurity risk management program, reports to our COO. Our CISO is reporting to our CIO and has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained third-party cybersecurity consultants. Our CISO has extensive experience working in management roles related to cybersecurity and risk in various high-technology global companies, as well as industry certifications such as the International Information System Security Certification Consortium’s Certified Information Systems Security Professional certification (also known as ISC² CISSP). Additionally, our CIO has over 2 decades of extensive experience in management roles across information systems, information technology, and information security.

Our CISO and CIO periodically report directly to our board of directors on our cybersecurity risk management program and efforts to prevent, detect, mitigate, and remediate cybersecurity-related risks and incidents. In addition, we have an escalation process in place designed to inform senior management and, based on management’s assessment of risk, our board of directors of material cybersecurity-related risks and incidents.

Our cybersecurity management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal cybersecurity personnel; periodic war games to prepare for  data breaches, cyber-attacks, and other similar incidents; cybersecurity awareness trainings; periodic fraud risk assessments; containment and incident response tools; threat intelligence and other information obtained from governmental, public or private sources, including third-party consultants engaged by us; and alerts and reports produced by cybersecurity tools deployed in the information technology environment.  Our cybersecurity management team actively engages with industry groups for benchmarking and awareness of best practices.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity risk management team is led by our Chief Information Officer, or the CIO, and Chief Information Security Officer, of CISO. The team is responsible for detecting, assessing and managing our material risks from cybersecurity threats and incidents.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our CISO has extensive experience working in management roles related to cybersecurity and risk in various high-technology global companies, as well as industry certifications such as the International Information System Security Certification Consortium’s Certified Information Systems Security Professional certification (also known as ISC² CISSP). Additionally, our CIO has over 2 decades of extensive experience in management roles across information systems, information technology, and information security.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our cybersecurity management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal cybersecurity personnel; periodic war games to prepare for  data breaches, cyber-attacks, and other similar incidents; cybersecurity awareness trainings; periodic fraud risk assessments; containment and incident response tools; threat intelligence and other information obtained from governmental, public or private sources, including third-party consultants engaged by us; and alerts and reports produced by cybersecurity tools deployed in the information technology environment.  Our cybersecurity management team actively engages with industry groups for benchmarking and awareness of best practices.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true